Stockholders' and Members' Equity, Equity-Based Compensation (Q3) (Details) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended	9 Months Ended
	Feb. 11, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) Intallment $ / shares shares
Equity-Based Compensation [Abstract]
Percentage of expected performance targets to be achieved target award			175.00%	175.00%
Expense related to performance award | $			$ 0.2	$ 0.3
Class A Common Stock [Member]
Equity-Based Compensation [Abstract]
Total number of shares reserved for issuance (in shares)	1,385,799		1,385,799	1,385,799
Class B Common Stock [Member] | Members of Executive Management [Member]
Equity-Based Compensation [Abstract]
Number of shares issued (in shares)	32,754
Restricted Stock Units (RSUs) [Member]
Equity-Based Compensation [Abstract]
Number of equal annual installments for vesting | Intallment				4
Number of Shares [Abstract]
Beginning balance (in shares)		44,666	249,166
Awarded (in shares)		204,500	2,227	100,000
Vested (in shares)		0	0
Forfeited (in shares)		0	0
Ending balance (in shares)	44,666	249,166	251,393	251,393
Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares		$ 14.61	$ 15.76
Awarded (in dollars per share) | $ / shares		16.01	12.57
Vested (in dollars per share) | $ / shares		0	0
Forfeited (in dollars per share) | $ / shares		0	0
Ending balance (in dollars per share) | $ / shares	$ 14.61	$ 15.76	$ 15.73	$ 15.73
Compensation expense | $			$ 0.7	$ 0.9
Unrecognized compensation expense | $			$ 3.8	$ 3.8
Weighted-average period of recognition				1 year 7 months 6 days
Restricted Stock Units (RSUs) [Member] | Board of Directors [Member]
Equity-Based Compensation [Abstract]
Number of equal annual installments for vesting | Intallment				4
Number of Shares [Abstract]
Awarded (in shares)				139,727
Vested (in shares)				39,727
Restricted Stock Units (RSUs) [Member] | Messrs Singleton [Member]
Number of Shares [Abstract]
Awarded (in shares)	17,333
Restricted Stock Units (RSUs) [Member] | Messrs Aisquith [Member]
Number of Shares [Abstract]
Awarded (in shares)	17,333
Restricted Stock Units (RSUs) [Member] | Mr. Ezzell [Member]
Number of Shares [Abstract]
Awarded (in shares)	10,000
Performance Share Unit [Member]
Equity-Based Compensation [Abstract]
Number of equal annual installments for vesting | Intallment				4
Percentage of target award granted				100.00%
Number of shares of common stock consisted in each unit (in shares)				1
Award vesting period				4 years
Number of Shares [Abstract]
Awarded (in shares)				67,000
Performance Share Unit [Member] | Minimum [Member]
Equity-Based Compensation [Abstract]
Percentage of actual number of unit earned				0.00%
Performance Share Unit [Member] | Maximum [Member]
Equity-Based Compensation [Abstract]
Percentage of actual number of unit earned				175.00%